FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Sales and marketing	¥ (2,674,358)	$ (387,745)	¥ (2,549,842)	¥ (2,130,667)
General and administrative	(371,470)	(53,858)	(525,802)	(224,045)
Total operating expenses	(8,367,344)	(1,213,150)	(9,389,235)	(8,292,886)
Loss from operations	33,287	4,827	7,021	558,677
Interest income	45,816	6,643	62,943	41,373
Interest expense	(56,917)	(8,252)	(56,847)	(66,124)
Unrealized investment loss	97,827	14,184	209,956
Exchange gain (loss)	(32,384)	(4,695)	46,226	25,725
Income tax expense	(26,480)	(3,839)	(55,259)	(127,787)
Gain on repurchase of 1.625% convertible senior notes due 2024	7,907	1,146	0	0
Fair value loss on derivative liabilities	(364,758)	(52,885)	0	0
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	(653,290)	(94,717)	(219,830)	425,992
Foreign currency translation adjustment	¥ 118,281	$ 17,149	(53,847)	(77,136)
Convertible senior notes	1.625%	1.625%
Parent Company [Member]
Operating expenses:
Sales and marketing	¥ (2,362)	$ (342)
General and administrative	(53,170)	(7,709)	(18,166)	(10,344)
Other operating income (expenses)	5,194	753	(3)	1,765
Total operating expenses	(50,338)	(7,298)	(18,169)	(8,579)
Loss from operations	(50,338)	(7,298)	(18,169)	(8,579)
Interest income	13,367	1,938	1,667	1,066
Interest expense	(15,698)	(2,276)	(53,123)	(56,084)
Unrealized investment loss	(102,035)	(14,794)	(209,956)	0
Exchange gain (loss)	(85,795)	(12,439)	20,442	(3,905)
Income tax expense			(12,204)
Gain on repurchase of 1.625% convertible senior notes due 2024	7,907	1,146
Equity in income of subsidiaries and VIE	(55,940)	(8,109)	51,513	493,494
Fair value loss on derivative liabilities	(364,758)	(52,885)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	(653,290)	(94,717)	(219,830)	425,992
Foreign currency translation adjustment	118,281	17,149	(53,847)	(77,136)
Comprehensive income (loss)	¥ (535,009)	$ (77,568)	¥ (273,677)	¥ 348,856